Goodwill - Schedule of Goodwill (Details) ¥ in Thousands	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Schedule of Goodwill [Abstract]
Goodwill	¥ 115,414		¥ 115,414
Less: impairment	(115,414)		(115,414)
Goodwill, net